INVENTORY (Details) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
Raw materials	$ 219	$ 322	$ 170
Finished goods	79	54	18
Inventory, Net	$ 298	$ 376	$ 188